Right of use assets: (Details Narrative)	12 Months Ended
Dec. 31, 2024
Leases, description	the Company extended the data storage lease by one year and extended and expanded the Jakarta office facility lease by two years. During the twelve months ended December 31, 2023, the Company executed a 3-year office facility lease in Colorado, extended the data storage lease by one year, and extended the Prague office facility lease by two years